Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
	As at December 31, 2021
	Balance at beginning of year	Additions	Disposals	Reclassification	Acquisitions as part of a business	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	72,222	5,709	(453)	2,242	1,682	2,554	83,956
Facilities, machinery and equipment	763,828	2,527	-	-	-	25,920	792,275
Wind turbines	-	894	(972)	-	29,922	-	29,844
Computers	763	-	-	(763)	-	-	-
Office furniture and equipment	1,132	240	(150)	(808)	-	-	414
Assets under construction	127,116	252,096	-	-	18,990	11,578	409,780
Other	43,840	5,761	(1,885)	(671)	-	1,097	48,142
	1,008,901	267,227	(3,460)	-	50,594	41,149	1,364,411

Accumulated depreciation
Roads, buildings and leasehold improvements	12,799	3,453	(240)	1,585	-	551	18,148
Facilities, machinery and equipment	175,633	36,620	-	-	-	7,384	219,637
Wind turbines	-	634	(71)	-	-	-	563
Computers	511	-	-	(511)	-	-	-
Office furniture and equipment	757	71	(151)	(434)	-	-	243
Other	640	-	-	(640)	-	-	-
	190,340	40,778	(462)	-	-	7,935	238,591

Balance as at December 31, 2021	818,561	226,449	(2,998)	-	50,594	33,214	1,125,820
	As at December 31, 2020
	Balance at beginning of year	Additions*	Disposals	Reclassification	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	41,952	193	-	26,000	4,077	72,222
Facilities, machinery and equipment	499,948	4,902	(4,170)	208,931	54,217	763,828
Computers	654	179	(63)	-	(7)	763
Office furniture and equipment	1,047	60	(6)	-	31	1,132
Assets under construction	239,934	113,434	-	(234,931)	8,679	127,116
Other	36,255	16,309	(9,565)	-	841	43,840
	819,790	135,077	(13,804)	-	67,838	1,008,901

Accumulated depreciation
Roads, buildings and leasehold improvements	9,883	2,114	-	-	802	12,799
Facilities, machinery and equipment	140,626	29,341	(4,170)	-	9,836	175,633
Computers	410	140	(63)	-	24	511
Office furniture and equipment	722	29	(6)	-	12	757
Other	507	95	-	-	38	640
	152,148	31,719	(4,239)	-	10,712	190,340

Balance as at December 31, 2020	667,642	103,358	(9,565)	-	57,126	818,561

*	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 17.A.f for further details.

Schedule of Net Carrying Values of Property, Plant and Equipment
	As at December 31,
	2021	2020
	$ Thousands
Roads, buildings and leasehold improvements	65,808	59,423
Facilities, machinery and equipment	572,638	588,195
Wind turbines	29,281	-
Computers	-	252
Office furniture and equipment	171	375
Assets under construction	409,780	127,116
Other	48,142	43,200
	1,125,820	818,561

Schedule of Composition of Depreciation Expense
	As at December 31,
	2021	2020
	$ Thousands
Depreciation and amortization included in gross profit	53,116	33,135
Depreciation and amortization charged to selling, general and administrative expenses	4,524	1,036
Depreciation and amortization from continuing operations	57,640	34,171